Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible assets, net [Abstract]
Schedule of Intangible Assets, Net

	2013	2014
	RMB'000	RMB'000
Gross carrying amount:
Game licenses	4,561	102,038
Software licenses	—	1,639
Capitalized development costs for internal use software	620	3,040
Total of gross carrying amount	5,181	106,717
Less: accumulated amortization	(3,141)	(9,212)
Intangible assets, net	2,040	97,505

	As of December 31,
	2013	2014
	(years)	(years)

Game licenses	1.4	2.6
Software licenses	N/A	3
Capitalized development costs	1.5	1.5

Estimated Amortization Expenses

RMB'000

2015	47,077
2016	36,966
2017	13,462
97,505